Restructuring, Repositioning, And Efficiency (Schedule Of Restructuring And Repositioning Liability) (Details) - USD ($)	12 Months Ended			93 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Restructuring And Related Activities [Abstract]
Restructuring and repositioning reserve balance, Beginning balance	$ 3,126,000	$ 19,775,000	$ 12,026,000
Severance and other employee cost reserve	2,641,000	3,691,000	22,897,000
Reserve for facility consolidation costs	4,696,000	131,000	46,000
Other exit costs, professional fees, and other	0	0	111,000
Total accrued Liability	10,463,000	23,597,000	35,080,000
Payments related to: Severance and other employee costs	2,678,000	19,051,000	12,138,000
Payments related to: Facility consolidation costs	1,067,000	677,000	1,884,000
Payments related to: Other exit costs, professional fees, and other	0	0	15,000
Accrual reversals	30,000	743,000	1,268,000
Restructuring and repositioning reserve balance, Ending balance	6,688,000	3,126,000	19,775,000	$ 6,688,000
Severance and other employee related costs	2,641,000	3,691,000	22,897,000	107,025,000
Facility consolidation costs	4,696,000	131,000	46,000	45,523,000
Other exit costs, professional fees, and other	0	0	111,000	19,165,000
Total accrued Expense	7,337,000	3,822,000	23,054,000
Other restructuring and repositioning expense:
Mortgage banking (income)/ expense on servicing sales	(553,000)	2,192,000	2,635,000	25,449,000
(Gains)/losses on divestitures	0	(1,000,000)	(865,000)	(718,000)
Impairment of premises and equipment	222,000	385,000	22,000	23,004,000
Impairment of intangible assets				48,231,000
Impairment of other assets	0	0	12,000	40,504,000
Other	0	(96,000)	0	7,478,000
Total other restructuring and repositioning expense	(331,000)	1,481,000	1,804,000
Total restructuring and repositioning charges	$ 7,006,000	$ 5,303,000	$ 24,858,000	$ 323,333,000